Anchor National Life Insurance Company
1 SunAmerica Center
Los Angeles, CA  90067



VIA EDGAR


January 3, 2003

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.

Washington, D.C.  20549

Re:   Variable Annuity Account Two
      Anchor National Life Insurance Company
      File Nos.  033-81472 and 811-8626

Ladies and Gentlemen:

      Pursuant to Rule 497(j), please be advised that the form of prospectus and Statement of Additional Information dated December 30, 2002 for Variable Annuity Account Two (the "Separate Account") contains no changes from the form of prospectus and Statement of Additional Information for the Separate Account submitted in Post-Effective Amendment No. 13 under the Securities Act of 1933 and Amendment No. 14 under the Investment Company Act of 1940 to the Separate Account's registration statement on form N-4 485(b) filed with the Securities and Exchange Commission on December 20, 2002 via EDGAR.

      Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.

Very truly yours,

/s/ LUCIA B. WILLIAMS

Lucia B. Williams
Director, Variable Annuity Product Compliance